Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance as of December 31	$ 6,755
NIS [Member]
Statement Line Items [Line Items]
Balance as of January 1	26,095	$ 11,355
Capitalization of development expenses		15,408
Amortization	(2,676)	(668)
Balance as of December 31	$ 23,419	$ 26,095